Income Taxes (Details) - USD ($)		7 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Income tax expense benefit		$ 0	$ 0	$ 0
Deferred tax assets, Valuation allowance	$ 1,112,000			$ 1,112,000
Percentage of Cumulative change In Ownership Within A Three Year Testing Period Determining Limitation On Use Of Tax Attribute Carry forwards	50.00%			50.00%
Unrecognized tax benefits that would impact effective tax rate	$ 0			$ 0
Unrecognized tax benefits, Income tax penalties and interest accrued	0			0
Unrecognized tax benefits, Income tax penalties and interest expense				0
Balance Related To Federal And State Tax Credits And State NOLs
Unrecognized tax benefits	500,000			500,000
Domestic Country
Operating loss carryforwards	$ 5,100,000			5,100,000
Operating loss carryforwards, term	indefinitely
State and Local Jurisdiction
Operating loss carryforwards	$ 5,100,000			5,100,000
Operating loss carryforwards, expiration year	2040 years
Tax Credit Carry forward Term	indefinitely
Domestic Country And State And Local Jurisdiction
Tax credit carryforward, Amount	$ 52,000			$ 52,000